UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2021

DWS Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 02/29/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 29, 2008 (Unaudited)

DWS Health Care Fund

	Shares	Value ($)

Common Stocks 98.7%
Health Care 98.7%
Biotechnology 21.4%
Acorda Therapeutics, Inc.*	23,500	480,340
Alexion Pharmaceuticals, Inc.*	30,400	1,842,544
Amgen, Inc.*	61,200	2,785,824
Amylin Pharmaceuticals, Inc.*	11,100	293,817
Applera Corp. - Celera Group*	143,900	1,994,454
Biogen Idec, Inc.*	61,695	3,600,520
BioMarin Pharmaceutical, Inc.* (a)	85,200	3,241,008
Celgene Corp.*	73,000	4,115,010
Cepheid, Inc.* (a)	58,500	1,619,280
Gen-Probe, Inc.*	20,100	960,981

Genentech, Inc.*	53,800	4,075,350
Genmab A/S* (a)	18,700	1,102,909
Genzyme Corp.*	62,000	4,397,040
Gilead Sciences, Inc.*	127,000	6,009,640
Illumina, Inc.*	7,700	557,557
Keryx Biopharmaceuticals, Inc.* (a)	55,800	320,850
Luminex Corp.* (a)	44,200	769,522
Medarex, Inc.* (a)	57,100	531,030
Millennium Pharmaceuticals, Inc.*	82,200	1,149,978
Myriad Genetics, Inc.* (a)	21,200	784,824
Onyx Pharmaceuticals, Inc.*	22,600	617,432
OSI Pharmaceuticals, Inc.*	13,300	478,135
PDL BioPharma, Inc.*	86,400	1,380,672
Regeneron Pharmaceuticals, Inc.* (a)	62,900	1,243,533
United Therapeutics Corp.* (a)	12,500	1,052,125
Vertex Pharmaceuticals, Inc.*	29,500	516,250

		45,920,625
Health Care Services 21.3%
Aetna, Inc.	63,000	3,124,800
Allscripts Healthcare Solutions, Inc.* (a)	83,900	895,213
Covance, Inc.*	30,800	2,599,828
CVS Caremark Corp.	104,385	4,215,066
Express Scripts, Inc.*	50,800	3,002,280
Fresenius Medical Care AG & Co. KGaA	62,523	3,282,025
Henry Schein, Inc.*	36,400	2,177,448
Laboratory Corp. of America Holdings*	47,000	3,633,570
McKesson Corp.	67,200	3,948,672
Medco Health Solutions, Inc.*	68,652	3,041,970
Pharmaceutical Product Development, Inc.	62,000	2,794,340
Quality Systems, Inc. (a)	70,200	2,287,116
Quest Diagnostics, Inc.	61,500	2,931,705
TriZetto Group, Inc.*	62,300	1,216,096
UnitedHealth Group, Inc.	71,520	3,324,250
WellPoint, Inc.*	44,400	3,111,552

		45,585,931
Life Sciences Equipment 4.3%
Applera Corp. - Applied Biosystems Group	33,700	1,136,027
Charles River Laboratories International, Inc.*	17,800	1,042,724
Thermo Fisher Scientific, Inc.*	126,700	7,086,331

		9,265,082
Medical Supply & Specialty 22.3%
Alcon, Inc.	24,100	3,487,993
Align Technology, Inc.* (a)	38,800	479,180
ArthroCare Corp.* (a)	50,400	2,023,560
Baxter International, Inc.	106,000	6,256,120
Beckman Coulter, Inc.	17,400	1,174,500
Becton, Dickinson & Co.	52,900	4,783,218
C.R. Bard, Inc.	62,000	5,876,980
Covidien Ltd.	74,000	3,166,460
Hologic, Inc.*	67,600	4,076,956
Medtronic, Inc.	121,600	6,002,176
Mentor Corp. (a)	23,200	688,112
NuVasive, Inc.*	40,500	1,560,870
ResMed, Inc.*	25,700	1,040,593

SonoSite, Inc.* (a)	31,200	918,216
Stryker Corp.	55,300	3,600,583
Zimmer Holdings, Inc.*	33,800	2,544,802

		47,680,319
Pharmaceuticals 29.4%
Abbott Laboratories	97,100	5,199,705
Allergan, Inc.	49,800	2,949,654
Astellas Pharma, Inc.	52,800	2,315,933
Barr Pharmaceuticals, Inc.*	24,800	1,169,320
Bristol-Myers Squibb Co.	130,800	2,957,388
Cardiome Pharma Corp.* (a)	58,600	439,500
Eli Lilly & Co.	81,300	4,066,626
Forest Laboratories, Inc.*	24,700	982,319
Johnson & Johnson	78,000	4,832,880
Merck & Co., Inc.	98,200	4,350,260
Merck KGaA	24,314	3,018,703
Mylan, Inc. (a)	185,800	2,199,872
Novartis AG (Registered) (a)	43,018	2,114,304
Pfizer, Inc.	168,750	3,759,750
Pharmion Corp.* (a)	17,400	1,245,666
Roche Holding AG (Genusschein) (a)	35,285	6,929,678
Sanofi-Aventis	30,618	2,269,651
Schering-Plough Corp.	149,000	3,233,300
Shire PLC (ADR)	42,900	2,507,076
Stada Arzneimittel AG	34,300	2,411,159
Wyeth	90,500	3,947,610

		62,900,354

Total Common Stocks (Cost $158,916,689)		211,352,311
Securities Lending Collateral 11.2%
Daily Assets Fund Institutional, 3.69% (b) (c) (Cost $23,952,825)	23,952,825	23,952,825
Cash Equivalents 1.0%
Cash Management QP Trust, 3.89% (b) (Cost $2,252,834)	2,252,834	2,252,834
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $185,122,348) †	110.9	237,557,970
Other Assets and Liabilities, Net	(10.9)	(23,352,414)

Net Assets	100.0	214,205,556

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $185,840,144. At February 29, 2008, net unrealized appreciation for all securities based on tax cost was $51,717,826. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $60,714,860 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,997,034.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at February 29, 2008 amounted to $23,265,463 which is 10.9% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Health Care Fund, a series of DWS Securities Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Health Care Fund, a series of DWS Securities Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        April 16, 2008